Share-based payment arrangements	12 Months Ended
Dec. 31, 2013
Share-based payment arrangements
Share-based payment arrangements

Note 18—Share-based payment arrangements

        The Company has three principal share-based payment plans, as more fully described in the respective sections below. Compensation cost for equity-settled awards is recorded in "Total cost of sales" and in "Selling, general and administrative expenses" and totaled $71 million, $60 million, and $67 million in 2013, 2012 and 2011, respectively. Compensation cost for cash-settled awards is recorded in "Selling, general and administrative expenses" and is disclosed in the "WARs", "LTIP" and "Other share-based payments" sections of this note. The total tax benefit recognized in 2013, 2012 and 2011, was not significant.

        At December 31, 2013, the Company had the ability to issue up to 94 million new shares out of contingent capital in connection with share-based payment arrangements. In addition, 14 million shares held by the Company in treasury stock at December 31, 2013, could be used to settle share-based payment arrangements.

        As the primary trading market for the shares of ABB Ltd is the SIX Swiss Exchange, on which the shares are traded in Swiss francs, certain data disclosed below related to the instruments granted under share-based payment arrangements are presented in Swiss francs.

MIP

        Under the MIP, the Company offers options and cash-settled WARs (and prior to the 2010 launch offered also physically-settled warrants) to key employees for no consideration.

        The warrants and options granted under the MIP allow participants to purchase shares of ABB Ltd at predetermined prices. Participants may sell the warrants and options rather than exercise the right to purchase shares. Equivalent warrants are listed by a third-party bank on the SIX Swiss Exchange, which facilitates pricing and transferability of instruments granted under this plan. The options entitle the holder to request that the third-party bank purchase such options at the market price of equivalent listed warrants related to that MIP launch. If the participant elects to sell the warrants or options, the instruments will thereafter be held by a third party and, consequently, the Company's obligation to deliver shares will be toward this third party. Each WAR gives the participant the right to receive, in cash, the market price of an equivalent listed warrant on the date of exercise of the WAR. The WARs are non-transferable.

        Participants may exercise or sell warrants and options and exercise WARs after the vesting period, which is three years from the date of grant. Vesting restrictions can be waived in certain circumstances such as death or disability. All warrants, options and WARs expire six years from the date of grant.

Warrants and options

        The fair value of each warrant and option is estimated on the date of grant using a lattice model that uses the weighted-average assumptions noted in the table below. Expected volatilities are based on implied volatilities from equivalent listed warrants on ABB Ltd shares. The expected term of the warrants and options granted has been assumed to be the contractual six-year life of each warrant and option, based on the fact that after the vesting period, a participant can elect to sell the warrant or option rather than exercise the right to purchase shares, thereby realizing the time value of the warrants and options. The risk-free rate is based on a six-year Swiss franc interest rate, reflecting the six-year contractual life of the warrants and options. In estimating forfeitures, the Company has used the data from previous comparable MIP launches.

	2013	2012	2011
Expected volatility	21%	27%	26%
Dividend yield	2.90%	3.60%	2.44%
Expected term	6 years	6 years	6 years
Risk-free interest rate	0.57%	0.30%	1.59%

        Presented below is a summary of the activity related to warrants and options under the MIP:

	Number of instruments (in millions)	Number of shares (in millions)(1)	Weighted- average exercise price (in Swiss francs)(2)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in millions of Swiss francs)(3)
Outstanding at January 1, 2013	242.5	48.5	22.38
Granted	88.1	17.6	21.50
Forfeited	(4.8)	(1.0)	19.60
Expired	(27.9)	(5.5)	26.74

Outstanding at December 31, 2013	297.9	59.6	21.76	3.7	185

Vested and expected to vest at December 31, 2013	282.5	56.5	21.81	3.7	175
Exercisable at December 31, 2013	95.6	19.1	25.07	1.8	36
(1)
Information presented reflects the number of shares of ABB Ltd that can be received upon exercise, as warrants and options have a conversion ratio of 5:1.

(2)
Information presented reflects the exercise price per share of ABB Ltd.

(3)
Computed using the closing price, in Swiss francs, of ABB Ltd shares on the SIX Swiss Exchange and the exercise price per share of ABB Ltd.

        At December 31, 2013, there was $79 million of total unrecognized compensation cost related to non-vested options granted under the MIP. That cost is expected to be recognized over a weighted-average period of 2.0 years. The weighted-average grant-date fair value (per instrument) of options granted during 2013, 2012 and 2011 was 0.66 Swiss francs, 0.59 Swiss francs and 0.83 Swiss francs, respectively. In 2011 the aggregate intrinsic value (on the date of exercise) of instruments exercised was 11 million Swiss francs ($13 million). There were no exercises in 2013 and the aggregate intrinsic value in 2012 was not significant.

        Presented below is a summary, by launch, related to instruments outstanding at December 31, 2013:

Exercise price (in Swiss francs)(1)	Number of instruments (in millions)	Number of shares (in millions)(2)	Weighted-average remaining contractual term (in years)
36.40	25.1	5.0	0.4
19.00	22.8	4.6	1.4
22.50	36.7	7.3	2.4
25.50	43.4	8.7	3.4
15.75	68.2	13.7	4.4
17.50	14.7	2.9	4.4
21.50	87.0	17.4	5.4

Total number of instruments and shares	297.9	59.6	3.7

(1)
Information presented reflects the exercise price per share of ABB Ltd.

(2)
Information presented reflects the number of shares of ABB Ltd that can be received upon exercise.

WARs

        As each WAR gives the holder the right to receive cash equal to the market price of the equivalent listed warrant on date of exercise, the Company records a liability based upon the fair value of outstanding WARs at each period end, accreted on a straight-line basis over the three-year vesting period. In "Selling, general and administrative expenses", the Company recorded an expense of $26 million and income of $8 million in 2013 and 2011, respectively, as a result of changes in both the fair value and vested portion of the outstanding WARs. The amount recorded in 2012 was not significant. To hedge its exposure to fluctuations in the fair value of outstanding WARs, the Company purchased cash-settled call options, which entitle the Company to receive amounts equivalent to its obligations under the outstanding WARs. The cash-settled call options are recorded as derivatives measured at fair value (see Note 5), with subsequent changes in fair value recorded through earnings to the extent that they offset the change in fair value of the liability for the WARs. In 2013 the Company recorded an income of $16 million and in 2011, an expense of $24 million, in "Selling, general and administrative expenses" related to the cash-settled call options. The amount recorded in 2012 was not significant.

        The aggregate fair value of outstanding WARs was $56 million and $26 million at December 31, 2013 and 2012, respectively. The fair value of WARs was determined based upon the trading price of equivalent warrants listed on the SIX Swiss Exchange.

        Presented below is a summary of the activity related to WARs:

Number of WARs (in millions)
Outstanding at January 1, 2013	66.8
Granted	18.8
Exercised	(13.6)
Forfeited	(0.4)
Expired	(4.3)

Outstanding at December 31, 2013	67.3

Exercisable at December 31, 2013	23.3

        The aggregate fair value at date of grant of WARs granted in 2013, 2012 and 2011, was $13 million, $10 million and $10 million, respectively. In 2013, 2012 and 2011, share-based liabilities of $9 million, $7 million and $7 million, respectively, were paid upon exercise of WARs by participants.

ESAP

        The employee share acquisition plan (ESAP) is an employee stock-option plan with a savings feature. Employees save over a twelve-month period, by way of regular payroll deductions. At the end of the savings period, employees choose whether to exercise their stock options using their savings plus interest to buy ABB Ltd shares (American Depositary Shares (ADS) in the case of employees in the United States and Canada—each ADS representing one registered share of the Company) at the exercise price set at the grant date, or have their savings returned with interest. The savings are accumulated in bank accounts held by a third-party trustee on behalf of the participants and earn interest. Employees can withdraw from the ESAP at any time during the savings period and will be entitled to a refund of their accumulated savings.

        The fair value of each option is estimated on the date of grant using the same option valuation model as described under the MIP, using the assumptions noted in the table below. The expected term of the option granted has been determined to be the contractual one-year life of each option, at the end of which the options vest and the participants are required to decide whether to exercise their options or have their savings returned with interest. The risk-free rate is based on one-year Swiss franc interest rates, reflecting the one-year contractual life of the options. In estimating forfeitures, the Company has used the data from previous ESAP launches.

	2013	2012	2011
Expected volatility	20%	23%	33%
Dividend yield	2.84%	3.45%	3.13%
Expected term	1 year	1 year	1 year
Risk-free interest rate	0%	0%	0%

        Presented below is a summary of activity under the ESAP:

	Number of shares (in millions)(1)	Weighted-average exercise price (in Swiss francs)(2)	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in millions of Swiss francs)(2)(3)
Outstanding at January 1, 2013	4.4	17.08
Granted	4.7	20.82
Forfeited	(0.2)	17.08
Exercised(4)	(3.7)	17.08
Not exercised (savings returned plus interest)	(0.5)	17.08

Outstanding at December 31, 2013	4.7	20.82	0.8	12.6

Vested and expected to vest at December 31, 2013	4.5	20.82	0.8	12.0
Exercisable at December 31, 2013	—	—	—	—
(1)
Includes shares represented by ADS.

(2)
Information presented for ADS is based on equivalent Swiss franc denominated awards.

(3)
Computed using the closing price, in Swiss francs, of ABB Ltd shares on the SIX Swiss Exchange and the exercise price of each option in Swiss francs.

(4)
The cash received upon exercise was approximately $70 million and the corresponding tax benefit was not significant. The shares were delivered out of treasury stock.

        The exercise prices per ABB Ltd share and per ADS of 22.90 Swiss francs and $25.21, respectively, for the 2013 grant, 17.08 Swiss francs and $18.30, respectively, for the 2012 grant, and 15.98 Swiss francs and $18.10, respectively, for the 2011 grant were determined using the closing price of the ABB Ltd share on SIX Swiss Exchange and ADS on the New York Stock Exchange on the respective grant dates. For the 2013 grant, the exercise price has been effectively reduced as for every ten shares bought through exercise of the options one additional free share will be delivered; therefore the effective exercise prices per ABB Ltd share and per ADS are 20.82 Swiss francs and $22.92, respectively. The table above reflects the effective exercise price.

        At December 31, 2013, there was $12 million of total unrecognized compensation cost related to non-vested options granted under the ESAP. That cost is expected to be recognized over the first ten months of 2014 in "Total cost of sales" and in "Selling, general and administrative expenses". The weighted-average grant-date fair value (per option) of options granted during 2013, 2012 and 2011, was 2.79 Swiss francs, 1.29 Swiss francs and 1.89 Swiss francs, respectively. The total intrinsic value (on the date of exercise) of options exercised in 2013 was $24 million while in 2012 and 2011 it was not significant.

LTIP

        The Company has a long-term incentive plan (LTIP) for members of its Executive Committee and selected other executives (Eligible Participants), as defined in the terms of the LTIP and determined by the Company's Governance, Nomination and Compensation Committee. The LTIP involves annual conditional grants of the Company's stock to such Eligible Participants that are subject to certain conditions. The 2013, 2012 and 2011 launches under the LTIP are each composed of two components: (i) a performance component (earnings per share performance for the 2013 and 2012 launches and share-price performance for the 2011 launch) and (ii) a retention component.

        Under the performance component, the number of shares granted is dependent upon the base salary of the Eligible Participant. For the 2013 and 2012 LTIP launches, the actual number of shares that will vest at a future date is dependent on (i) the Company's weighted cumulative earnings per share performance over three financial years, beginning with the year of launch, and (ii) the fulfillment of the service condition as defined in the terms and conditions of the LTIP. The cumulative earnings per share performance is weighted as follows: 33 percent of the first year's result, 67 percent of the second year's result and 100 percent of the third year's result. The actual number of shares that ultimately vest will vary depending on the weighted cumulative earnings per share outcome, interpolated between a lower threshold (no shares vest) and an upper threshold (the number of shares vesting is capped at 200 percent of the conditional grant).

        For the 2011 LTIP launch, the actual number of shares that will vest at a future date is dependent on (i) the performance of ABB Ltd shares during a defined three-year period (Evaluation Period) compared to those of a selected peer group of publicly-listed multinational companies and (ii) the fulfillment of the service condition as defined in the terms and conditions of the LTIP. The actual number of shares that ultimately vest cannot exceed 100 percent of the conditional grant. The performance of the Company compared to its peers over the Evaluation Period will be measured as the sum, in percentage terms, of the average percentage price development of the ABB Ltd share price over the Evaluation Period (from a reference price of 22.25 Swiss francs for the 2011 launch) and an average annual dividend yield percentage (the Company's Performance). In order for shares to vest, the Company's Performance over the Evaluation Period must be equal to or better than half of the defined peers. The actual number of shares to be delivered by the Company, after the end of the Evaluation Period, will be dependent on the Company's ranking in comparison with the defined peers. The full amount of the grant will vest if the Company's Performance is positive and better than three-quarters of the defined peers. If the Company's Performance is negative but other conditions are met, a reduced number of shares will vest. In addition, if the Company's net income (adjusted for the financial impact of items that are, in the opinion of the Company's Board, non-operating, non-recurring or unforeseen—such as divestments and acquisitions) is negative for the year preceding the year in which the Evaluation Period ends, no shares will vest, irrespective of the outcome of the Company's Performance.

        Under the retention component of the 2013, 2012 and 2011 LTIP launches, each Eligible Participant was conditionally granted an individually defined maximum number of shares which fully vest at the end of the respective vesting periods (if the participant remains an Eligible Participant until the end of such period).

        For the 2013, 2012 and 2011 LTIP launches, under the performance component, an Eligible Participant receives, in cash, 100 percent of the value of the shares that have vested. Under the retention component, an Eligible Participant receives 70 percent of the shares that have vested in the form of shares and 30 percent of the value of the shares that have vested in cash, with the possibility to elect to receive the 30 percent portion also in shares rather than cash.

        Presented below is a summary of activity under the LTIP:

	Number of shares
	Equity & Cash or choice of 100% Equity Settlement(1) (in millions)	Only Cash Settlement(2) (in millions)	Total (in millions)	Weighted-average grant-date fair value per share (Swiss francs)
Nonvested at January 1, 2013	1.6	1.0	2.6	15.72
Granted	0.5	0.4	0.9	20.92
Vested	(0.3)	—	(0.3)	19.54
Expired(3)	—	(0.2)	(0.2)	4.87
Forfeited	(0.1)	(0.1)	(0.2)	16.92

Nonvested at December 31, 2013	1.7	1.1	2.8	17.65

(1)
Shares that, subject to vesting, the Eligible Participant can elect to receive 100 percent in the form of shares.

(2)
Shares that, subject to vesting, the Eligible Participant can only receive in cash.

(3)
Expired as the criteria for the Company's performance condition were not satisfied.

        Equity-settled awards are recorded in the "Capital stock and additional paid-in capital" component of stockholders' equity, with compensation cost recorded in "Selling, general and administrative expenses" over the vesting period (which is from grant date to the end of the vesting period) based on the grant-date fair value of the shares. Cash-settled awards are recorded as a liability, remeasured at fair value at each reporting date for the percentage vested, with changes in the liability recorded in "Selling, general and administrative expenses".

        At December 31, 2013, there was $14 million of total unrecognized compensation cost related to equity-settled awards under the LTIP. That cost is expected to be recognized over a weighted-average period of 2.0 years. The compensation cost recorded in 2013, 2012 and 2011, for cash-settled awards was not significant.

        The aggregate fair value, at the dates of grant, of shares granted in 2013, 2012 and 2011, was approximately $22 million, $22 million and $16 million, respectively. The total grant-date fair value of shares that vested during 2013, 2012 and 2011 was not significant. The weighted-average grant-date fair value (per share) of shares granted during 2013, 2012 and 2011, was 20.92 Swiss francs, 15.21 Swiss francs and 17.91 Swiss francs, respectively.

        For the earnings per share performance component of the 2013 and 2012 LTIP launches, the aggregate fair value of the conditionally granted shares is based on the market price of the ABB Ltd share at each reporting date and the probable outcome of the earnings per share achievement that would result in the vesting of the highest number of shares, as computed using a Monte Carlo simulation model. The main inputs to this model are the Company's and financial analysts' revenue growth rates and Operational EBITDA margin expectations.

        The aggregate fair value of the shares relating to the (cash-settled) share-price performance component under the 2011 LTIP launch is based on the market price of the ABB Ltd share at each reporting date adjusted for the probability of vesting as computed using a Monte Carlo simulation model at each reporting date. The main inputs to the Monte Carlo simulation model for the December 31, 2013 and 2012, fair values for the Company and each peer company were as follows:

	December 31,
	2013		2012
Cash-settled awards at	From	To	From	To
Input ranges for:
—Option implied volatilities (%)	16.8	36.7	16.2	48.4
—Risk-free rates (%)	1.7	4.0	1.0	3.1
—Equity betas	0.85	1.31	0.85	1.24
—Equity risk premiums (%)	5.0	7.0	5.0	7.0

        For the retention component under the 2013, 2012 and 2011 LTIP launches, the fair value of granted shares for equity-settled awards is the market price of the ABB Ltd share on grant date and the fair value of granted shares for cash-settled awards is the market price of the ABB Ltd share at each reporting date.

Other share-based payments

        The Company has other minor share-based payment arrangements with certain employees. The compensation cost related to these arrangements in 2013, 2012 and 2011 was not significant.